Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Inventories [Abstract]
Inventory amount	$ 556		$ 654
Inventory write-offs	$ 2,472	$ 2,162